PLANT AND EQUIPMENT	9 Months Ended
Sep. 30, 2019
PLANT AND EQUIPMENT
PLANT AND EQUIPMENT

8.            PLANT AND EQUIPMENT

The Company’s plant and equipment continuity is as follows:

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Costs:
Balance, December 31, 2017	—	—	274,471	992,725	57,881	36,392	1,361,469
Additions	—	6,747,648	1,407,177	1,457,537	138,641	566,928	10,317,931
Acquired Through Verdélite	476,041	5,265,894	—	237,793	73,642	257,753	6,311,123

Balance, December 31, 2018	476,041	12,013,542	1,681,648	2,688,055	270,164	861,073	17,990,523
Additions	—	18,597,279	2,162,053	4,346,089	77,770	495,201	25,678,392
Acquired Through Naturals	—	—	33,984	—	3,271	63,553	100,808
Balance, September 30, 2019	476,041	30,610,821	3,877,685	7,034,144	351,205	1,419,827	43,769,723

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
Accumulated Depreciation:	$	$	$	$	$	$	$
Balance, December 31, 2017	—	—	79,609	210,653	9,002	30,870	330,134
Additions	—	153,563	75,074	336,932	67,524	61,307	694,400

Balance, December 31, 2018	—	153,563	154,683	547,585	76,526	92,177	1,024,534
Additions	—	163,515	260,615	351,346	72,535	120,634	968,645
Balance, September 30, 2019	—	317,078	415,298	898,931	149,061	212,811	1,993,179

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Net book value:
September 30, 2019	476,041	30,293,743	3,462,387	6,135,213	202,144	1,207,016	41,776,544
December 31, 2018	476,041	11,859,979	1,526,965	2,140,470	193,638	768,896	16,965,989

(1)During the nine months ended September 30, 2019, the Company transferred $13,718,112 from plant under construction to plant and equipment related to the Metro Vancouver facility that was completed in the period.